TO THE SHAREHOLDERS

For the third quarter ended September 30, 1995, Scout Bond Fund earned a total return (price change and reinvested distributions) of 1.33%, and 10.70% for year to date. In comparison, the Lipper Analytical Services fixed funds average (1505 funds), which invests in longer term securities of lower quality, earned 1.83% for the quarter and 11.17% for year to date.

Average annual compounded total returns for one, five and ten year periods ended September 30, 1995, were 10.42%, 7.61% and 8.07%, respectively. Performance data contained in this report is for past periods only. Past performance is not predictive of future performance. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.

For the quarter ended September 30, 1995, Scout Bond Fund was invested 40% in high-grade corporate bonds, 55% in U.S. Government and federal agency issues, and 4% in cash equivalent reserves. The average maturity was 4.7 years, the average yield to maturity was 6.33%, and the credit rating of the portfolio was AA or better. The net assets were $77.6 million.

Bond yields on September 30, 1995 were similar to those seen on June 30, 1995 with only a slight drop in yield on the 30-year. Although interest rates fluctuated throughout the quarter, the highest treasury yields occurred in mid-August with a 40 basis point increase to 6.36% on the 5-year, a 37 basis point increase to 6.56% on the 10-year and a plus 29 basis points to 6.90% on the 30-year. This slight shift in the yield curve was due mostly to inflationary fears although overall inflation has remained relatively low for the year and rates have returned approximately to June 30 levels. Scout Bond Fund performed well for the quarter and year to date because of lowering bond yields since the beginning of the year which resulted in higher bond valuations. The Fund has taken advantage of bond buying opportunities throughout the year which should well-position the Fund for fourth quarter in a low interest rate environment. As a defensive move against an interest rate increase, Scout Bond Fund will continue to remain somewhat shorter in its average maturity and take advantage of bond buying opportunities as more attractive yields become available.

Your continued participation with Scout Bond Fund as part of your investment portfolio is appreciated.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other
federal agency. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1995

   Principal                                                        Market
     Amount                    Description                           Value

CORPORATE BONDS _  40.27%
$   500,000  Albertson's, Incorporated Medium Term Notes,
		5.71%, due March 23, 1998                        $     493,365
    500,000  Albertson's, Incorporated Medium Term Notes,
		6.18%, due March 22, 2000                              494,110
    500,000  Albertson's, Incorporated Notes,
		6.375%, due June 1, 2000                               499,020
    500,000  Amoco Canada Petroleum Company Notes,
		7.25%, due December 1, 2002                            522,345
    500,000  Avery/Dennison Incorporated Medium Term Notes,
		8.22%, due August 15, 1996                             509,200
    500,000  Baltimore Gas & Electric Company 1st & Refunding
		Mortgage, 6.50%, due February 15, 2003                 496,140
    500,000  BellSouth Telecommunications Incorporated Notes,
		6.25%, due May 15, 2003                                491,565
    500,000  British Petroleum America, Incorporated Notes,
		8.875%, due December 1, 1997                           526,705
    500,000  Carolina Power & Light Company Secured Medium
		Term Notes, 5.00%, due September 15, 1998              482,000
    500,000  Carolina Power & Light Company 1st Mortgage,
		5.875%, due January 15, 2004                           474,860
    500,000  Central Power & Light Company 1st Mortgage,
		Series BB, 6.00%, due October 1, 1997                  496,675
    500,000  Chevron Canada Financial Limited Guaranteed Notes,
		5.60%, due April 1, 1998                               492,090
    500,000  Consolidated Edison Company New York, Incorporated
		Debentures, 6.625%, due February 1, 2002               498,625
    500,000  Delmarva Power & Light Company Medium Term Notes,
		7.50%, due May 1, 1999                                 516,125
    500,000  Duke Power Company Medium Term Notes, 5.17%,
		due September 1, 1998                                  485,095
    500,000  Duke Power Company 1st & Refunding Mortgage,
		5.625%, due August 12, 1997                            495,365
    500,000  Duke Power Company 1st & Refunding Mortgage,
		7.00%, due June 1, 2000                                508,980
    500,000  Duke Power Company 1st & Refunding Mortgage,
		5.875%, due June 1, 2001                               484,720
    500,000  Exxon Capital Corporation Notes, 8.00%,
		due December 1, 1995                                   501,360
    500,000  Florida Power & Light Company Secured Medium Term
		Notes, 6.20%, due February 2, 1998                     498,550
    500,000  Florida Power & Light Company Secured Medium Term
		Notes, 5.70%, due March 5, 1998                        492,880
    750,000  Florida Power & Light Company 1st Mortgage,
		5.50%, due July 1, 1999                                726,697
    500,000  General Mills Incorporated Medium Term Notes,
		7.50%, due June 5, 2000                                519,830
    500,000  General Mills Incorporated Medium Term Notes,
		5.98%, due July 9, 2001                                486,630
    500,000  GTE California Incorporated Debentures, Series A,
		5.625%, due February 1, 2001                           478,370
    500,000  Houston Light & Power Company 1st Mortgage,
		7.625%, due March 1, 1997                              509,050
  1,000,000  International Business Machines Corporation Notes,
		6.375%, due November 1, 1997                         1,001,640
    500,000  International Business Machines Corporation Notes,
		6.375%, due June 15, 2000                              500,345
    500,000  International Business Machines Corporation Notes,
		7.25%, due November 1, 2002                            520,885
    500,000  International Paper Company Medium Term Notes,
		8.05%, due March 25, 1999                              521,225
    500,000  Kansas City Power & Light Company Medium Term Notes,
		6.50%, due February 14, 2000                           499,035
    500,000  Kansas City Power & Light Company Medium Term Notes,
		6.50%, due January 2, 2001                             497,530
    500,000  Kmart Corporation Medium Term Notes, 8.00%,
		due December 13, 2001                                  518,260
    250,000  McDonald's Corporation Medium Term Notes,
		8.75%, due November 15, 2000                           274,488
    500,000  McDonald's Corporation Notes, 7.375%,
		due July 15, 2002                                      512,760
    500,000  Minnesota Mining & Manufacturing Company Medium
		Term Notes, 6.25%, due March 29, 1999                  498,725
    500,000  Monongahela Power Company 1st Mortgage, 5.625%,
		due April 1, 2000                                      483,615
    500,000  Monongahela Power Company 1st Mortgage, 7.375%,
		due July 1, 2002                                       520,260
  1,000,000  New York Telephone Company Notes, 5.875%,
		due September 1, 2003                                  950,900
    500,000  Newell Company Medium Term Notes, 6.18%,
		due July 11, 2000                                      490,360
    500,000  Northern Illinois Gas Company 1st Mortgage,
		5.50%, due February 1, 1997                            495,900
    500,000  Northwest Natural Gas Company Secured Medium
		Term Notes, 5.98%, due December 15, 2000               487,285
    500,000  Pacific Bell Telephone Company Notes, 7.25%,
		due July 1, 2002                                       520,535
    500,000  Pacific Gas & Electric Company 1st Mortgage,
		6.25%, due March 1, 2004                               482,180
    500,000  PepsiCo, Incorporated Notes, 7.625%,
		due November 1, 1998                                   519,925
     13,348  Sears Mortgage Securities Corporation Mortgage
		Pass Through Certificates, Series 86 C,
		9.00%, due July 25, 2001                                13,615
    500,000  Sears Roebuck & Company Senior Medium Term
		Notes, 7.17%, due January 15, 1997                     506,165
    500,000  Southern California Gas Company 1st Mortgage,
		Series AA, 6.50%, due December 15, 1997                501,640
    500,000  Southwestern Bell Capital Corporation Medium Term
		Notes, 7.80%, due November 5, 1998                     522,455
    500,000  Southwestern Bell Telephone Company Medium Term
		Notes, 6.125%, due March 12, 2001                      493,450
    500,000  Southwestern Bell Telephone Company Medium Term Notes,
		5.77%, due October 14, 2003                            476,665
    500,000  Texaco Capital Incorporated Medium Term Notes,
		8.24%, due October 15, 2001                            542,410
    500,000  Tribune Company Medium Term Notes, 5.30%,
		due April 17, 2000                                     476,895
    500,000  Tribune Company Medium Term Notes, 5.75%,
		due September 15, 2003                                 473,390
    500,000  Union Electric Company 1st Mortgage, 6.75%,
		due October 15, 1999                                   503,875
CORPORATE BONDS  (Continued)
    500,000  Union Pacific Corporation Notes, 6.25%,
		due March 15, 1999                                     495,270
    500,000  Union Pacific Corporation Notes, 7.875%,
		due February 15, 2002                                  527,685
    250,000  Virginia Electric & Power Company Medium
		Term Notes, 9.00%, due February 28, 1996               252,658
    500,000  Wal-Mart Stores, Incorporated Notes, 5.50%,
		due September 15, 1997                                 493,775
    500,000  Wal-Mart Stores, Incorporated Notes, 6.125%,
		due October 1, 1999                                    497,000
    500,000  Waste Management, Incorporated Notes, 6.25%,
		due December 15, 1995                                  500,015
    500,000  Weyerhaeuser Company Medium Term Notes, 8.53%,
		due April 21, 1997                                     517,235
 31,263,348                                                         31,270,403

U.S. GOVERNMENTAL AGENCIES _  4.12%
    117,827  Government National Mortgage Association,
		9.00%, due July 15, 2001                               123,933
    118,313  Government National Mortgage Association,
		8.00%, due February 20, 2002                           121,489
    210,360  Government National Mortgage Association,
		8.50%, due February 20, 2002                           216,593
     57,124  Government National Mortgage Association,
		8.00%, due January 15, 2004                             59,291
    236,660  Government National Mortgage Association,
		9.50%, due April 15, 2005                              246,484
    241,884  Government National Mortgage Association,
		9.75%, due May 15, 2005                                251,925
    121,134  Government National Mortgage Association,
		9.00%, due October 20, 2005                            125,594
    194,747  Government National Mortgage Association,
		7.50%, due February 15, 2006                           199,695
    152,838  Government National Mortgage Association,
		7.50%, due March 15, 2006                              156,782
     38,304  Government National Mortgage Association,
		8.00%, due April 20, 2006                               39,333
    196,118  Government National Mortgage Association,
		8.00%, due June 20, 2006                               201,383
    223,176  Government National Mortgage Association,
		8.50%, due July 15, 2006                               233,136
    311,736  Government National Mortgage Association,
		8.00%, due August 15, 2006                             324,418
    333,931  Government National Mortgage Association,
		7.50%, due August 20, 2006                             336,479
    197,242  Government National Mortgage Association,
		7.50%, due September 15, 2006                          202,331
    105,252  Government National Mortgage Association,
		7.50%, due April 15, 2007                              107,967
    247,428  Government National Mortgage Association,
		7.50%, due March 20, 2009                              249,316
  3,104,074                                                          3,196,149

U.S. GOVERNMENT SECURITIES _ 23.06%
    500,000  U.S. Treasury Notes, 5.125%, due November 15, 1995        499,685
    500,000  U.S. Treasury Notes, 8.50%, due November 15, 1995         501,560
    500,000  U.S. Treasury Notes, 7.75%, due March 31, 1996            505,000
  1,000,000  U.S. Treasury Notes, 4.25%, due May 15, 1996              991,250
  1,000,000  U.S. Treasury Notes, 6.125%, due December 31, 1996      1,003,280
  1,000,000  U.S. Treasury Notes, 8.00%, due January 15, 1997        1,026,720
    500,000  U.S. Treasury Notes, 8.50%, due July 15, 1997             521,955
    500,000  U.S. Treasury Notes, 5.50%, due July  31, 1997            497,030
  1,000,000  U.S. Treasury Notes, 5.50%, due September 30, 1997        993,910
    500,000  U.S. Treasury Notes, 7.875%, due January 15, 1998         521,095
  1,000,000  U.S. Treasury Notes, 5.125%, due March 31, 1998           982,500
  1,000,000  U.S. Treasury Notes, 5.125%, due April 30, 1998           981,720
  1,500,000  U.S. Treasury Notes, 7.125%, due October 15, 1998       1,549,215
  1,500,000  U.S. Treasury Notes, 6.375%, due January 15, 1999       1,517,805
    500,000  U.S. Treasury Notes, 5.875%, due March 31, 1999           498,670
  1,000,000  U.S. Treasury Notes, 6.00%, due October 15, 1999        1,000,930
  1,500,000  U.S. Treasury Notes, 5.50%, due April 15, 2000          1,470,705
  1,000,000  U.S. Treasury Notes, 7.50%, due November 15, 2001       1,070,940
  1,000,000  U.S. Treasury Notes, 6.375%, due August 15, 2002        1,014,840
    750,000  U.S. Treasury Notes, 6.25%, due February 15, 2003         754,215
 17,750,000                                                         17,903,025

GOVERNMENT SPONSORED ENTERPRISES _ 27.95%
    500,000  Federal Home Loan Banks, 4.73%,
		due December 23, 1996                                  493,515
    500,000  Federal Home Loan Banks, 7.00%,
		due September 26, 2000                                 501,075
  1,000,000  Federal Home Loan Mortgage Corporation, 6.13%,
		due August 19, 1999                                    998,440
    500,000  Federal National Mortgage Association, 7.00%,
		due February 10, 1996                                  502,185
    500,000  Federal National Mortgage Association, 9.35%,
		due February 12, 1996                                  506,330
  1,500,000  Federal National Mortgage Association, 8.00%,
		due July 10, 1996                                    1,524,840
  1,000,000  Federal National Mortgage Association, 7.05%,
		due October 10, 1996                                 1,010,620
    500,000  Federal National Mortgage Association, 8.20%,
		due December 23, 1996                                  513,045
  1,000,000  Federal National Mortgage Association, 5.70%,
		due September 11, 1997                                 992,970
  1,000,000  Federal National Mortgage Association, 6.05%,
		due November 10, 1997                                1,000,470
  1,000,000  Federal National Mortgage Association, 8.20%,
		due March 10, 1998                                   1,048,280
  1,000,000  Federal National Mortgage Association, 8.15%,
		due May 11, 1998                                     1,050,160
  1,000,000  Federal National Mortgage Association, 7.85%,
		due September 10, 1998                               1,046,870
    500,000  Federal National Mortgage Association, 5.05%,
		due November 10, 1998                                  484,920
GOVERNMENT SPONSORED ENTERPRISES (Continued)
  1,500,000  Federal National Mortgage Association, 7.05%,
		due December 10, 1998                                1,539,135
  1,000,000  Federal National Mortgage Association, 6.35%,
		due August 10, 1999                                  1,005,940
  1,500,000  Federal National Mortgage Association, 6.10%,
		due February 10, 2000                                1,493,670
  1,000,000  Federal National Mortgage Association, 8.25%,
		due December 18, 2000                                1,088,440
  1,250,000  Federal National Mortgage Association, 7.50%,
		due February 11, 2002                                1,325,200
  1,000,000  Federal National Mortgage Association, 7.55%,
		due April 22, 2002                                   1,066,410
    500,000  Federal National Mortgage Association, 7.05%,
		due November 12, 2002                                  520,310
  1,000,000  Federal National Mortgage Association Medium
		Term Notes, 6.38%, due April 29, 2003                  988,560
  1,000,000  Federal National Mortgage Association Medium
		Term Notes (Callable 6/24/96 @ 100),
		6.38%, due June 25, 2003                             1,000,780
 21,250,000                                                         21,702,165
SHORT-TERM CORPORATE NOTES  _ 3.21%
    500,000  AT&T Corp., 5.69%, due October 11, 1995                   499,052
    500,000  Chevron Corp., 5.72%, due October 26, 1995                497,855
    500,000  Raytheon Co., 5.73%, due October 10, 1995                 499,125
    500,000  Texaco, Inc., 5.75%, due October 6, 1995                  499,441
    500,000  Wal-Mart Stores, Inc., 5.70%, due October 27, 1995        497,783
  2,500,000                                                          2,493,256

REPURCHASE AGREEMENT _  0.06%
     45,000  Northern Trust Company, 6.00%, due October 2, 1995
		(Collateralized by U.S. Treasury Notes,
		4.00%, due January 31, 1996)                            45,000

TOTAL INVESTMENTS _ 98.67%                                       $  76,609,998

Other assets less liabilities _ 1.33%                                1,035,397

TOTAL NET ASSETS _ 100.00%
  (equivalent to $11.09 per share; 10,000,000 shares
  of $1.00 par value capital shares authorized;
  6,998,254 shares outstanding)                                  $  77,645,395


BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.



This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other
Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.